SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
Collaborative Arrangement
Revenues from external customers:
Time and voyage charter revenues	$ 73,931	$ 28,327	$ 13,730
The Cool Pool | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 251,070	$ 106,302	$ 51,075
Concentration risk percentage	62.00%	91.00%	77.00%
Time and voyage charter revenues	$ 251,100
The Cool Pool | Sales Revenue, net | Customer Concentration Risk | Collaborative Arrangement
Revenues from external customers:
Time and voyage charter revenues	73,900
The Cool Pool | Sales Revenue, net | Customer Concentration Risk | Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues	177,200
Perenco and SNH | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 127,625	$ 0	$ 0
Concentration risk percentage	31.00%	0.00%	0.00%
An energy and logistics company | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 9,235	$ 9,235	$ 7,975
Concentration risk percentage	2.00%	8.00%	12.00%